Quarterly Holdings Report
for
Fidelity® SAI International Index Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SV7-NPRT1-0422
1.9867767.106
Common Stocks - 98.8%
	Shares	Value ($)
Australia - 6.8%
Ampol Ltd.	82,516	1,747,938
APA Group unit	408,502	2,770,399
Aristocrat Leisure Ltd.	208,652	6,048,355
ASX Ltd.	67,051	3,976,698
Aurizon Holdings Ltd.	637,562	1,595,089
AusNet Services	663,551	1,220,999
Australia & New Zealand Banking Group Ltd.	986,063	18,635,456
BHP Group Ltd.	731,496	23,251,154
BHP Group Ltd. (a)	1,021,782	32,769,128
BlueScope Steel Ltd.	174,426	2,286,175
Brambles Ltd.	499,271	3,430,016
Cochlear Ltd.	22,781	3,124,026
Coles Group Ltd.	461,821	5,305,727
Commonwealth Bank of Australia	614,437	40,976,662
Computershare Ltd.	188,247	2,609,407
Crown Ltd. (b)	133,427	1,149,621
CSL Ltd.	165,618	30,679,528
Dexus unit	372,385	2,710,932
Dominos Pizza Enterprises Ltd.	20,966	1,546,520
Endeavour Group Ltd.	463,883	2,071,988
Evolution Mining Ltd.	634,390	1,593,862
Fortescue Metals Group Ltd.	586,475	8,235,345
Goodman Group unit	575,906	9,509,201
IDP Education Ltd.	72,258	1,510,364
Insurance Australia Group Ltd.	853,136	2,573,378
Lendlease Group unit	238,204	1,685,661
Macquarie Group Ltd.	121,359	15,863,018
Magellan Financial Group Ltd.	47,600	633,362
Medibank Private Ltd.	953,133	2,088,574
Mirvac Group unit	1,365,098	2,529,752
National Australia Bank Ltd.	1,140,571	22,007,839
Newcrest Mining Ltd.	283,061	4,390,662
Northern Star Resources Ltd.	382,971	2,282,478
Orica Ltd.	141,057	1,397,528
Origin Energy Ltd.	609,688	2,439,667
Qantas Airways Ltd. (b)	318,756	1,090,989
QBE Insurance Group Ltd.	510,696	4,054,742
Ramsay Health Care Ltd.	63,434	2,830,174
REA Group Ltd.	18,301	1,895,925
Reece Ltd.	100,677	1,554,292
Rio Tinto Ltd.	128,562	10,221,412
Santos Ltd.	1,114,047	5,674,660
Scentre Group unit	1,797,018	3,730,874
SEEK Ltd.	116,317	2,410,460
Sonic Healthcare Ltd.	157,390	4,238,560
South32 Ltd.	1,618,983	4,454,303
Stockland Corp. Ltd. unit	826,183	2,381,415
Suncorp Group Ltd.	444,185	3,488,584
Sydney Airport unit (b)	458,278	2,816,631
Tabcorp Holdings Ltd.	768,606	2,700,561
Telstra Corp. Ltd.	1,442,140	4,009,038
The GPT Group unit	663,206	2,350,173
Transurban Group unit	1,056,184	9,330,570
Treasury Wine Estates Ltd.	249,970	1,878,833
Vicinity Centres unit	1,339,170	1,552,512
Washington H. Soul Pattinson & Co. Ltd.	74,970	1,455,461
Wesfarmers Ltd.	392,684	14,652,034
Westpac Banking Corp.	1,270,584	18,325,548
WiseTech Global Ltd.	50,619	1,648,629
Woodside Petroleum Ltd.	333,603	5,961,154
Woolworths Group Ltd.	438,928	10,707,415
TOTAL AUSTRALIA		392,061,458
Austria - 0.2%
Erste Group Bank AG	119,043	5,564,138
OMV AG	50,986	3,120,568
Raiffeisen International Bank-Holding AG	51,207	1,439,288
Verbund AG	23,566	2,495,879
Voestalpine AG	40,142	1,334,526
TOTAL AUSTRIA		13,954,399
Bailiwick of Jersey - 0.9%
Experian PLC	319,332	13,337,827
Ferguson PLC	77,008	12,112,636
Glencore Xstrata PLC	3,458,523	18,017,578
WPP PLC	413,009	6,476,198
TOTAL BAILIWICK OF JERSEY		49,944,239
Belgium - 0.8%
Ageas	59,508	2,864,390
Anheuser-Busch InBev SA NV	263,875	16,634,974
Colruyt NV	19,508	792,409
Elia System Operator SA/NV	10,694	1,443,100
Groupe Bruxelles Lambert SA	39,113	4,196,938
KBC Groep NV	86,580	7,529,807
Proximus	52,543	1,072,959
Sofina SA	5,335	2,124,120
Solvay SA Class A	25,640	3,089,343
UCB SA	43,766	4,354,948
Umicore SA	68,241	2,583,307
TOTAL BELGIUM		46,686,295
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	229,000	1,411,183
Hongkong Land Holdings Ltd.	403,720	2,186,513
Jardine Matheson Holdings Ltd.	74,961	4,427,419
TOTAL BERMUDA		8,025,115
Cayman Islands - 0.6%
Budweiser Brewing Co. APAC Ltd. (c)	595,200	1,572,241
Chow Tai Fook Jewellery Group Ltd.	691,800	1,215,475
CK Asset Holdings Ltd.	693,425	4,628,894
CK Hutchison Holdings Ltd.	931,000	6,616,919
ESR Cayman Ltd. (b)(c)	688,400	2,334,159
Futu Holdings Ltd. ADR (a)(b)	18,264	789,918
Melco Crown Entertainment Ltd. sponsored ADR (b)	77,128	814,472
Sands China Ltd. (b)	839,600	2,341,184
Sea Ltd. ADR (b)	47,705	7,170,539
SITC International Holdings Co. Ltd.	464,000	1,768,573
WH Group Ltd. (c)	2,885,000	1,930,093
Wharf Real Estate Investment Co. Ltd.	578,000	2,748,987
Xinyi Glass Holdings Ltd.	629,000	1,667,458
TOTAL CAYMAN ISLANDS		35,598,912
Denmark - 2.5%
A.P. Moller - Maersk A/S:
Series A	1,092	3,658,478
Series B	2,002	7,191,476
Ambu A/S Series B	57,975	1,228,431
Carlsberg A/S Series B	34,779	5,631,787
Chr. Hansen Holding A/S	36,522	2,928,899
Coloplast A/S Series B	41,151	5,984,271
Danske Bank A/S	238,805	4,635,504
Demant A/S (b)	37,432	1,656,117
DSV A/S	70,650	14,354,719
Genmab A/S (b)	22,744	7,745,010
GN Store Nord A/S	43,052	2,605,247
Novo Nordisk A/S Series B	583,202	58,010,115
Novozymes A/S Series B	71,154	4,884,542
ORSTED A/S (c)	65,504	6,979,123
Pandora A/S	34,628	3,765,439
Rockwool International A/S Series B	2,896	1,109,198
Tryg A/S	124,859	2,958,638
Vestas Wind Systems A/S	349,713	9,463,371
TOTAL DENMARK		144,790,365
Finland - 1.2%
Elisa Corp. (A Shares)	49,282	2,894,914
Fortum Corp.	153,819	4,186,911
Kesko Oyj	94,547	2,986,095
Kone OYJ (B Shares)	117,629	7,618,143
Neste Oyj	146,514	6,607,712
Nokia Corp. (b)	1,867,116	11,134,782
Nordea Bank ABP	1,122,473	13,332,385
Orion Oyj (B Shares)	36,742	1,494,030
Sampo Oyj (A Shares)	172,765	8,574,817
Stora Enso Oyj (R Shares)	201,424	4,100,397
UPM-Kymmene Corp.	184,887	6,738,486
Wartsila Corp.	163,752	2,021,749
TOTAL FINLAND		71,690,421
France - 10.8%
Accor SA (b)	58,810	2,161,348
Aeroports de Paris SA (b)	10,270	1,393,648
Air Liquide SA	164,091	28,069,295
Alstom SA	109,803	3,559,783
Amundi SA (c)	21,087	1,639,225
Arkema SA	21,258	3,143,381
AXA SA	670,380	21,231,598
bioMerieux SA	14,341	1,681,667
BNP Paribas SA	389,568	27,811,030
Bollore SA	306,210	1,650,536
Bouygues SA	79,183	2,792,551
Bureau Veritas SA	101,848	2,914,110
Capgemini SA	55,537	12,485,623
Carrefour SA	218,264	4,153,913
CNP Assurances	59,483	1,464,185
Compagnie de St. Gobain	175,203	11,855,544
Compagnie Generale des Etablissements Michelin SCA Series B	58,679	9,818,396
Covivio	18,006	1,503,647
Credit Agricole SA	428,458	6,445,913
Danone SA	226,234	14,105,940
Dassault Aviation SA	8,940	1,062,451
Dassault Systemes SA	230,243	11,134,177
Edenred SA	86,418	3,711,858
EDF SA	163,970	1,577,097
Eiffage SA	28,845	3,030,836
ENGIE	632,556	9,729,854
EssilorLuxottica SA	99,449	18,814,299
Eurazeo SA	13,696	1,088,262
Faurecia SA	40,615	1,762,645
Gecina SA	15,907	2,158,458
Getlink SE	152,242	2,401,597
Hermes International SCA	10,969	16,469,061
Ipsen SA	13,052	1,269,970
Kering SA	25,979	19,400,210
Klepierre SA	70,320	1,870,389
L'Oreal SA	86,911	37,123,744
La Francaise des Jeux SAEM (c)	33,026	1,367,395
Legrand SA	92,619	9,426,122
LVMH Moet Hennessy Louis Vuitton SE	96,151	78,976,263
Orange SA (a)	691,057	8,118,160
Orpea	17,893	785,578
Pernod Ricard SA	72,567	15,522,036
Publicis Groupe SA	78,966	5,350,808
Remy Cointreau SA	7,873	1,641,782
Renault SA (b)	66,527	2,643,944
Safran SA	118,343	14,327,696
Sanofi SA	393,811	41,177,682
Sartorius Stedim Biotech	9,577	4,199,623
Schneider Electric SA	187,217	31,713,701
SEB SA	9,574	1,453,047
Societe Generale Series A	280,782	10,422,718
Sodexo SA	30,604	2,846,283
Teleperformance	20,343	7,660,952
Thales SA	36,876	3,401,717
Total SA	868,794	49,406,105
Ubisoft Entertainment SA (b)	32,052	1,839,288
Valeo SA	79,473	2,224,339
Veolia Environnement SA	227,000	8,200,327
VINCI SA	186,278	20,417,293
Vivendi SA	268,678	3,521,124
Wendel SA	9,268	1,006,656
Worldline SA (b)(c)	82,546	4,001,020
TOTAL FRANCE		624,137,900
Germany - 8.2%
adidas AG	65,928	18,091,785
Allianz SE	142,787	36,660,944
BASF AG	318,054	24,359,407
Bayer AG	340,177	20,667,065
Bayerische Motoren Werke AG (BMW)	114,634	12,133,197
Bechtle AG	28,343	1,701,782
Beiersdorf AG	34,877	3,468,989
Brenntag SE	53,485	4,582,393
Carl Zeiss Meditec AG	13,932	2,240,548
Commerzbank AG (b)	346,588	2,992,893
Continental AG (b)	38,070	3,690,891
Covestro AG (c)	66,864	4,011,372
Daimler AG (Germany)	296,420	23,652,452
Daimler Truck Holding AG (b)	147,910	5,250,899
Delivery Hero AG (b)(c)	56,084	4,329,121
Deutsche Bank AG (b)	715,628	9,964,061
Deutsche Borse AG	65,794	11,695,044
Deutsche Lufthansa AG (b)	206,382	1,604,788
Deutsche Post AG	343,203	20,654,164
Deutsche Telekom AG	1,154,147	21,789,123
E.ON AG	777,413	10,722,450
Evonik Industries AG	72,570	2,367,502
Fresenius Medical Care AG & Co. KGaA	71,002	4,827,665
Fresenius SE & Co. KGaA	145,013	5,986,187
GEA Group AG	53,013	2,504,606
Hannover Reuck SE	20,875	4,211,367
HeidelbergCement AG	51,461	3,581,098
HelloFresh AG (b)	57,179	3,807,019
Henkel AG & Co. KGaA	37,319	2,948,612
Infineon Technologies AG	452,277	18,782,049
KION Group AG	24,927	2,304,582
Knorr-Bremse AG	25,074	2,542,245
Lanxess AG	28,732	1,749,354
LEG Immobilien AG	25,201	3,343,134
Merck KGaA	44,754	9,814,474
MTU Aero Engines AG	18,469	3,930,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	48,510	15,357,536
Nemetschek Se	19,977	1,846,517
Puma AG	36,530	3,906,975
Rational AG	1,769	1,482,982
RWE AG	222,397	9,381,209
SAP SE	361,637	45,371,400
Scout24 AG (c)	30,267	1,808,286
Siemens AG	264,926	42,062,618
Siemens Healthineers AG (c)	97,668	6,276,367
Symrise AG	44,549	5,323,579
Telefonica Deutschland Holding AG	359,873	1,033,113
Uniper SE	31,726	1,435,595
United Internet AG	33,515	1,314,346
Volkswagen AG	11,288	3,268,757
Vonovia SE	255,437	14,548,614
Zalando SE (b)(c)	76,955	6,107,755
TOTAL GERMANY		477,488,915
Hong Kong - 2.2%
AIA Group Ltd.	4,189,000	43,732,374
BOC Hong Kong (Holdings) Ltd.	1,280,500	4,944,445
CLP Holdings Ltd.	568,500	5,689,269
Galaxy Entertainment Group Ltd. (b)	753,000	4,360,821
Hang Lung Properties Ltd.	698,000	1,493,317
Hang Seng Bank Ltd.	264,700	5,240,482
Henderson Land Development Co. Ltd.	502,021	2,195,437
Hong Kong & China Gas Co. Ltd.	3,876,074	5,974,032
Hong Kong Exchanges and Clearing Ltd.	417,060	23,804,007
Link (REIT)	723,906	6,215,106
MTR Corp. Ltd.	535,935	2,900,925
New World Development Co. Ltd.	527,845	2,154,827
Power Assets Holdings Ltd.	480,000	2,949,414
Sino Land Ltd.	1,148,624	1,488,266
Sun Hung Kai Properties Ltd.	451,000	5,502,432
Swire Pacific Ltd. (A Shares)	178,500	1,081,367
Swire Properties Ltd.	402,400	1,072,687
Techtronic Industries Co. Ltd.	476,000	7,854,049
TOTAL HONG KONG		128,653,257
Ireland - 0.8%
CRH PLC	269,785	13,540,618
DCC PLC (United Kingdom)	34,142	2,870,781
Flutter Entertainment PLC (Ireland) (b)	57,685	8,776,410
James Hardie Industries PLC CDI	154,128	5,187,212
Kerry Group PLC Class A	55,110	6,943,729
Kingspan Group PLC (Ireland)	53,338	5,134,160
Smurfit Kappa Group PLC	85,252	4,493,259
TOTAL IRELAND		46,946,169
Isle of Man - 0.1%
Entain PLC (b)	202,764	4,389,710
Israel - 0.7%
Azrieli Group	14,697	1,322,331
Bank Hapoalim BM (Reg.)	393,519	4,061,498
Bank Leumi le-Israel BM	503,359	5,366,894
Check Point Software Technologies Ltd. (b)	36,788	4,451,716
CyberArk Software Ltd. (b)	13,756	1,886,635
Elbit Systems Ltd. (Israel)	9,181	1,525,333
Icl Group Ltd.	244,661	2,195,101
InMode Ltd. (b)	17,187	828,929
Israel Discount Bank Ltd. (Class A)	403,337	2,688,574
Kornit Digital Ltd. (b)	16,019	1,682,956
Mizrahi Tefahot Bank Ltd.	48,771	1,875,097
NICE Systems Ltd. (b)	21,860	5,573,078
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	381,652	3,217,326
Wix.com Ltd. (b)	19,390	2,547,264
TOTAL ISRAEL		39,222,732
Italy - 1.9%
Amplifon SpA	43,118	1,832,778
Assicurazioni Generali SpA	383,429	8,069,168
Atlantia SpA (b)	171,488	3,182,009
DiaSorin SpA	8,715	1,343,517
Enel SpA	2,816,687	21,678,916
Eni SpA	874,159	13,130,908
FinecoBank SpA	211,127	3,549,522
Infrastrutture Wireless Italiane SpA (c)	116,380	1,254,856
Intesa Sanpaolo SpA	5,719,579	16,997,678
Mediobanca SpA	215,115	2,464,490
Moncler SpA	71,074	4,561,498
Nexi SpA (b)(c)	162,025	2,370,015
Poste Italiane SpA (c)	181,101	2,430,847
Prysmian SpA	88,173	2,973,328
Recordati SpA	36,188	2,027,269
Snam Rete Gas SpA	699,013	3,917,047
Telecom Italia SpA	3,449,007	1,625,448
Terna - Rete Elettrica Naziona	487,583	3,831,141
UniCredit SpA	738,069	11,730,434
TOTAL ITALY		108,970,869
Japan - 22.4%
Advantest Corp.	69,100	5,881,280
AEON Co. Ltd.	226,300	5,156,733
AGC, Inc.	66,930	3,071,779
Aisin Seiki Co. Ltd.	50,990	1,851,600
Ajinomoto Co., Inc.	161,600	4,508,882
Ana Holdings, Inc. (a)(b)	54,900	1,159,364
Asahi Group Holdings	158,000	6,449,673
ASAHI INTECC Co. Ltd.	75,000	1,279,574
Asahi Kasei Corp.	434,100	4,288,008
Astellas Pharma, Inc.	644,700	10,405,828
Azbil Corp.	42,700	1,677,158
Bandai Namco Holdings, Inc.	69,200	4,863,939
Benefit One, Inc.	27,700	842,450
Bridgestone Corp.	197,700	8,657,530
Brother Industries Ltd.	81,600	1,502,751
Canon, Inc.	346,400	8,192,614
Capcom Co. Ltd.	60,900	1,470,172
Central Japan Railway Co.	49,900	6,547,410
Chiba Bank Ltd.	183,200	1,184,328
Chubu Electric Power Co., Inc.	223,160	2,235,149
Chugai Pharmaceutical Co. Ltd.	232,500	7,551,549
Concordia Financial Group Ltd.	376,300	1,546,350
Cosmos Pharmaceutical Corp.	6,900	861,705
CyberAgent, Inc.	140,000	1,632,429
Dai Nippon Printing Co. Ltd.	76,820	1,844,075
Dai-ichi Mutual Life Insurance Co.	348,100	7,835,543
Daifuku Co. Ltd.	35,000	2,429,867
Daiichi Sankyo Kabushiki Kaisha	606,800	13,634,797
Daikin Industries Ltd.	86,300	18,118,185
Daito Trust Construction Co. Ltd.	22,700	2,602,931
Daiwa House Industry Co. Ltd.	196,000	5,719,902
Daiwa House REIT Investment Corp.	760	2,264,015
Daiwa Securities Group, Inc.	499,800	3,011,645
DENSO Corp.	150,100	11,202,522
Dentsu Group, Inc.	74,800	2,590,457
Disco Corp.	10,000	2,749,537
East Japan Railway Co.	104,700	5,978,672
Eisai Co. Ltd.	82,100	4,111,982
ENEOS Holdings, Inc.	1,062,800	4,232,735
FANUC Corp.	66,400	13,130,490
Fast Retailing Co. Ltd.	20,200	11,886,988
Fuji Electric Co. Ltd.	43,900	2,346,292
FUJIFILM Holdings Corp.	124,800	8,366,097
Fujitsu Ltd.	68,100	9,002,710
GLP J-REIT	1,477	2,377,399
GMO Payment Gateway, Inc.	14,600	1,281,176
Hakuhodo DY Holdings, Inc.	80,800	1,237,673
Hamamatsu Photonics K.K.	48,600	2,486,440
Hankyu Hanshin Holdings, Inc.	79,200	2,306,420
Hikari Tsushin, Inc.	7,200	864,466
Hino Motors Ltd.	103,470	899,404
Hirose Electric Co. Ltd.	11,230	1,673,920
Hitachi Construction Machinery Co. Ltd.	38,400	976,409
Hitachi Ltd.	335,300	17,427,564
Hitachi Metals Ltd. (b)	74,400	1,341,632
Honda Motor Co. Ltd.	564,700	16,631,987
Hoshizaki Corp.	18,700	1,381,826
Hoya Corp.	128,000	16,597,548
Hulic Co. Ltd.	131,000	1,266,201
Ibiden Co. Ltd.	36,600	2,045,222
Idemitsu Kosan Co. Ltd.	72,223	1,850,472
Iida Group Holdings Co. Ltd.	50,900	1,058,956
INPEX Corp.	354,400	3,582,806
Isuzu Motors Ltd.	201,900	2,473,276
ITO EN Ltd.	18,500	996,486
Itochu Corp.	411,700	13,226,465
ITOCHU Techno-Solutions Corp.	33,200	905,700
Japan Airlines Co. Ltd. (b)	51,700	978,557
Japan Exchange Group, Inc.	176,400	3,628,697
Japan Post Bank Co. Ltd.	140,200	1,379,254
Japan Post Holdings Co. Ltd.	848,100	7,238,989
Japan Post Insurance Co. Ltd.	69,100	1,211,576
Japan Real Estate Investment Corp.	432	2,375,545
Japan Retail Fund Investment Corp.	2,419	2,038,522
Japan Tobacco, Inc.	415,600	8,297,405
JFE Holdings, Inc.	170,200	2,186,535
JSR Corp.	70,400	2,333,634
Kajima Corp.	155,300	1,875,653
Kakaku.com, Inc.	46,500	963,088
Kansai Electric Power Co., Inc.	243,800	2,301,259
Kansai Paint Co. Ltd.	61,300	1,272,453
Kao Corp.	164,400	8,215,328
KDDI Corp.	558,600	17,846,553
Keio Corp.	35,600	1,601,310
Keisei Electric Railway Co.	44,700	1,261,485
Keyence Corp.	67,400	34,570,987
Kikkoman Corp.	50,300	3,802,075
Kintetsu Group Holdings Co. Ltd. (b)	59,400	1,725,900
Kirin Holdings Co. Ltd.	284,800	4,564,815
Kobayashi Pharmaceutical Co. Ltd.	18,460	1,437,535
Kobe Bussan Co. Ltd.	47,300	1,472,420
Koei Tecmo Holdings Co. Ltd.	21,130	764,412
Koito Manufacturing Co. Ltd.	36,200	1,817,621
Komatsu Ltd.	303,100	7,616,585
Konami Holdings Corp.	32,300	1,741,287
Kose Corp.	11,500	1,051,440
Kubota Corp.	355,600	7,626,035
Kurita Water Industries Ltd.	34,100	1,386,626
Kyocera Corp.	111,200	6,857,851
Kyowa Hakko Kirin Co., Ltd.	93,400	2,327,977
Lasertec Corp.	26,100	5,855,208
Lawson, Inc.	17,900	784,541
Lion Corp.	77,430	1,011,696
LIXIL Group Corp.	92,100	2,108,183
M3, Inc.	152,700	5,870,794
Makita Corp.	77,520	2,901,066
Marubeni Corp.	541,800	5,575,091
Mazda Motor Corp. (b)	196,700	1,515,328
McDonald's Holdings Co. (Japan) Ltd.	27,600	1,205,304
Medipal Holdings Corp.	63,500	1,142,686
Meiji Holdings Co. Ltd.	42,200	2,632,506
Mercari, Inc. (b)	35,700	1,348,238
Minebea Mitsumi, Inc.	125,610	3,073,751
Misumi Group, Inc.	98,350	3,190,659
Mitsubishi Chemical Holdings Corp.	443,200	3,476,544
Mitsubishi Corp.	437,400	14,850,796
Mitsubishi Electric Corp.	631,900	7,913,537
Mitsubishi Estate Co. Ltd.	409,300	5,894,913
Mitsubishi Gas Chemical Co., Inc.	56,400	1,080,360
Mitsubishi Heavy Industries Ltd.	110,700	3,006,546
Mitsubishi UFJ Financial Group, Inc.	4,233,300	25,659,223
Mitsubishi UFJ Lease & Finance Co. Ltd.	227,900	1,177,031
Mitsui & Co. Ltd.	540,300	13,472,586
Mitsui Chemicals, Inc.	63,700	1,703,633
Mitsui Fudosan Co. Ltd.	317,500	6,806,358
Miura Co. Ltd.	30,200	891,659
Mizuho Financial Group, Inc.	835,420	11,316,607
MonotaRO Co. Ltd.	86,700	1,424,550
MS&AD Insurance Group Holdings, Inc.	154,100	5,285,561
Murata Manufacturing Co. Ltd.	198,900	14,953,955
NEC Corp.	85,000	3,316,130
Nexon Co. Ltd.	170,810	3,220,048
NGK Insulators Ltd.	88,900	1,502,208
Nidec Corp.	154,900	13,728,766
Nihon M&A Center Holdings, Inc.	104,800	1,649,888
Nintendo Co. Ltd.	38,800	19,013,617
Nippon Building Fund, Inc.	515	2,982,437
Nippon Express Holdings, Inc.	26,600	1,576,416
Nippon Paint Holdings Co. Ltd.	287,200	2,296,859
Nippon Prologis REIT, Inc.	715	2,230,971
Nippon Sanso Holdings Corp.	52,400	1,040,601
Nippon Shinyaku Co. Ltd.	17,000	1,111,305
Nippon Steel & Sumitomo Metal Corp.	296,100	4,839,624
Nippon Telegraph & Telephone Corp.	445,800	12,757,786
Nippon Yusen KK	55,900	4,382,190
Nissan Chemical Corp.	42,100	2,284,274
Nissan Motor Co. Ltd. (b)	803,800	4,254,185
Nisshin Seifun Group, Inc.	70,800	994,187
Nissin Food Holdings Co. Ltd.	21,900	1,553,425
Nitori Holdings Co. Ltd.	27,700	3,968,376
Nitto Denko Corp.	49,200	3,830,694
Nomura Holdings, Inc.	1,063,300	4,697,179
Nomura Real Estate Holdings, Inc.	42,400	992,874
Nomura Real Estate Master Fund, Inc.	1,470	2,039,527
Nomura Research Institute Ltd.	116,320	4,071,886
NTT Data Corp.	218,600	4,190,723
Obayashi Corp.	224,600	1,819,743
OBIC Co. Ltd.	24,100	3,981,842
Odakyu Electric Railway Co. Ltd.	101,900	1,800,650
Oji Holdings Corp.	280,700	1,494,188
Olympus Corp.	382,400	8,556,983
OMRON Corp.	64,300	4,700,939
Ono Pharmaceutical Co. Ltd.	128,000	3,104,219
Open House Group Co. Ltd.	28,400	1,470,360
Oracle Corp. Japan	13,800	1,032,110
Oriental Land Co. Ltd.	69,300	12,063,979
ORIX Corp.	422,900	8,723,211
ORIX JREIT, Inc.	907	1,301,595
Osaka Gas Co. Ltd.	129,830	2,207,940
Otsuka Corp.	39,500	1,602,784
Otsuka Holdings Co. Ltd.	135,200	4,612,664
Pan Pacific International Holdings Ltd.	142,700	1,920,576
Panasonic Corp.	764,700	8,418,970
Persol Holdings Co. Ltd.	61,400	1,585,091
Pola Orbis Holdings, Inc.	33,000	491,844
Rakuten Group, Inc.	300,600	2,607,819
Recruit Holdings Co. Ltd.	469,900	23,226,502
Renesas Electronics Corp. (b)	435,100	4,993,561
Resona Holdings, Inc.	713,020	3,064,160
Ricoh Co. Ltd.	232,000	1,959,105
Rinnai Corp.	12,500	1,116,313
ROHM Co. Ltd.	30,300	2,552,386
Ryohin Keikaku Co. Ltd.	87,300	1,253,574
Santen Pharmaceutical Co. Ltd.	124,500	1,413,595
SBI Holdings, Inc. Japan	84,700	2,184,905
SCSK Corp.	54,100	915,450
Secom Co. Ltd.	72,700	5,119,105
Seiko Epson Corp.	96,800	1,507,806
Sekisui Chemical Co. Ltd.	130,500	2,281,662
Sekisui House Ltd.	213,300	4,321,493
Seven & i Holdings Co. Ltd.	260,900	13,269,019
SG Holdings Co. Ltd.	110,800	2,352,094
Sharp Corp.	76,700	852,606
Shimadzu Corp.	82,000	2,958,702
SHIMANO, Inc.	25,700	5,763,023
SHIMIZU Corp.	190,900	1,271,094
Shin-Etsu Chemical Co. Ltd.	122,700	20,528,863
Shionogi & Co. Ltd.	91,700	5,226,227
Shiseido Co. Ltd.	138,500	6,986,494
Shizuoka Bank Ltd.	154,200	1,211,622
SMC Corp.	19,800	11,043,679
SoftBank Corp.	994,900	12,471,939
SoftBank Group Corp.	417,700	18,503,919
Sohgo Security Services Co., Ltd.	25,500	924,822
Sompo Holdings, Inc.	109,800	5,137,923
Sony Group Corp.	436,700	48,852,964
Square Enix Holdings Co. Ltd.	29,700	1,456,428
Stanley Electric Co. Ltd.	45,000	1,051,846
Subaru Corp.	213,100	3,878,710
Sumco Corp.	115,100	2,121,994
Sumitomo Chemical Co. Ltd.	515,400	2,599,188
Sumitomo Corp.	390,000	6,027,612
Sumitomo Dainippon Pharma Co., Ltd.	64,400	700,945
Sumitomo Electric Industries Ltd.	261,000	3,460,469
Sumitomo Metal Mining Co. Ltd.	85,530	3,950,606
Sumitomo Mitsui Financial Group, Inc.	452,100	16,285,081
Sumitomo Mitsui Trust Holdings, Inc.	116,900	4,042,542
Sumitomo Realty & Development Co. Ltd.	107,000	3,310,600
Suntory Beverage & Food Ltd.	48,100	1,846,978
Suzuki Motor Corp.	127,500	5,428,204
Sysmex Corp.	58,000	5,521,073
T&D Holdings, Inc.	186,200	2,751,722
Taisei Corp.	66,000	2,163,551
Taisho Pharmaceutical Holdings Co. Ltd.	13,800	677,748
Takeda Pharmaceutical Co. Ltd.	547,903	15,879,981
TDK Corp.	134,600	4,861,065
Terumo Corp.	223,600	8,162,263
TIS, Inc.	77,500	2,038,301
Tobu Railway Co. Ltd.	65,300	1,529,536
Toho Co. Ltd.	38,670	1,497,987
Tokio Marine Holdings, Inc.	217,400	12,973,061
Tokyo Century Corp.	13,300	656,346
Tokyo Electric Power Co., Inc. (b)	528,000	1,406,724
Tokyo Electron Ltd.	51,700	25,288,184
Tokyo Gas Co. Ltd.	129,700	2,618,870
Tokyu Corp.	173,000	2,298,795
Toppan, Inc.	90,700	1,725,300
Toray Industries, Inc.	479,800	3,032,248
Toshiba Corp.	141,900	5,876,086
Tosoh Corp.	89,890	1,406,463
Toto Ltd.	49,000	2,108,984
Toyo Suisan Kaisha Ltd.	30,700	1,257,864
Toyota Industries Corp.	50,770	3,960,498
Toyota Motor Corp.	3,672,850	72,587,190
Toyota Tsusho Corp.	73,540	2,982,304
Trend Micro, Inc.	46,300	2,456,335
Tsuruha Holdings, Inc.	13,700	1,103,458
Unicharm Corp.	139,700	5,398,499
USS Co. Ltd.	75,800	1,237,109
Welcia Holdings Co. Ltd.	33,800	912,865
West Japan Railway Co.	74,800	3,134,401
Yakult Honsha Co. Ltd.	44,400	2,251,147
Yamaha Corp.	46,400	2,113,761
Yamaha Motor Co. Ltd.	103,100	2,455,175
Yamato Holdings Co. Ltd.	100,900	2,148,590
Yaskawa Electric Corp.	83,000	3,475,240
Yokogawa Electric Corp.	79,000	1,294,454
Z Holdings Corp.	927,900	4,712,495
ZOZO, Inc.	43,200	1,151,169
TOTAL JAPAN		1,294,221,799
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	232,467	6,905,210
Aroundtown SA	345,211	2,132,208
Eurofins Scientific SA	46,250	4,643,632
InPost SA	71,870	583,460
Tenaris SA	163,427	1,994,940
TOTAL LUXEMBOURG		16,259,450
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	954,000	949,814
HKT Trust/HKT Ltd. unit	1,310,000	1,787,621
TOTAL MULTI-NATIONAL		2,737,435
Netherlands - 5.9%
ABN AMRO Group NV GDR (c)	146,473	2,350,754
Adyen BV (b)(c)	6,856	13,951,258
AEGON NV	618,479	3,489,147
Airbus Group NV (b)	204,135	26,066,647
Akzo Nobel NV	64,921	6,719,820
Argenx SE (b)	15,871	4,246,950
ASM International NV (Netherlands)	16,220	5,572,876
ASML Holding NV (Netherlands)	143,152	96,956,039
CNH Industrial NV	354,134	5,397,743
Davide Campari Milano NV	181,073	2,273,425
Euronext NV (c)	29,663	2,859,878
EXOR NV	37,524	3,146,421
Ferrari NV	43,660	10,062,436
Heineken Holding NV	39,893	3,497,499
Heineken NV (Bearer)	89,765	9,626,993
IMCD NV	19,734	3,394,642
ING Groep NV (Certificaten Van Aandelen)	1,352,172	19,997,413
JDE Peet's BV	34,699	1,039,032
Just Eat Takeaway.com NV (b)(c)	62,408	3,081,759
Koninklijke Ahold Delhaize NV	362,072	11,740,045
Koninklijke DSM NV	60,541	11,349,044
Koninklijke KPN NV	1,164,255	3,840,303
Koninklijke Philips Electronics NV	317,704	10,567,880
NN Group NV	93,602	5,238,165
Prosus NV	323,168	26,886,238
QIAGEN NV (Germany) (b)	79,043	3,907,274
Randstad NV	41,398	2,693,092
Stellantis NV (Italy)	704,995	13,612,659
STMicroelectronics NV (France)	236,546	11,122,572
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (b)	43,165	3,289,053
Universal Music Group NV	251,166	6,201,073
Wolters Kluwer NV	92,670	9,431,821
TOTAL NETHERLANDS		343,609,951
New Zealand - 0.3%
Auckland International Airport Ltd. (b)	433,210	2,056,403
Fisher & Paykel Healthcare Corp.	199,670	3,673,635
Mercury Nz Ltd.	235,333	865,208
Meridian Energy Ltd.	443,399	1,278,128
Ryman Healthcare Group Ltd.	147,174	962,345
Spark New Zealand Ltd.	646,179	1,846,865
Xero Ltd. (b)	46,281	3,749,014
TOTAL NEW ZEALAND		14,431,598
Norway - 0.7%
Adevinta ASA Class B (b)	88,882	932,493
Aker BP ASA	43,631	1,511,781
DNB Bank ASA	322,273	7,670,162
Equinor ASA	338,484	9,331,268
Gjensidige Forsikring ASA	69,316	1,693,146
Mowi ASA	152,159	3,734,579
Norsk Hydro ASA	465,688	3,578,958
Orkla ASA	260,160	2,486,194
Schibsted ASA:
(A Shares)	26,960	798,680
(B Shares)	31,793	833,167
Telenor ASA	242,539	4,008,329
Yara International ASA	57,318	2,943,156
TOTAL NORWAY		39,521,913
Portugal - 0.2%
Energias de Portugal SA	960,979	4,919,358
Galp Energia SGPS SA Class B	173,467	1,912,696
Jeronimo Martins SGPS SA	97,997	2,354,970
TOTAL PORTUGAL		9,187,024
Singapore - 1.1%
Ascendas Real Estate Investment Trust	1,162,089	2,383,262
CapitaLand Investment Ltd. (b)	913,265	2,343,321
CapitaMall Trust	1,681,127	2,423,675
City Developments Ltd.	146,100	767,460
DBS Group Holdings Ltd.	627,305	16,477,341
Genting Singapore Ltd.	2,088,000	1,140,973
Keppel Corp. Ltd.	503,500	2,122,863
Mapletree Commercial Trust	746,300	998,934
Mapletree Logistics Trust (REIT)	1,079,312	1,358,339
Oversea-Chinese Banking Corp. Ltd.	1,172,564	10,914,543
Singapore Airlines Ltd. (b)	462,290	1,724,391
Singapore Exchange Ltd.	278,100	1,924,945
Singapore Technologies Engineering Ltd.	539,100	1,498,407
Singapore Telecommunications Ltd.	2,857,400	5,181,109
United Overseas Bank Ltd.	408,672	9,133,275
UOL Group Ltd.	165,091	895,285
Venture Corp. Ltd.	95,800	1,255,147
Wilmar International Ltd.	663,500	2,110,716
TOTAL SINGAPORE		64,653,986
Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	84,845	2,142,049
ACS Actividades de Construccion y Servicios SA rights (b)	84,845	42,493
Aena SME SA (b)(c)	25,968	4,195,976
Amadeus IT Holding SA Class A (b)	156,017	10,727,765
Banco Bilbao Vizcaya Argentaria SA	2,309,185	14,743,293
Banco Santander SA (Spain)	6,005,261	21,058,072
CaixaBank SA	1,535,395	4,939,953
Cellnex Telecom SA (c)	176,439	8,000,735
EDP Renovaveis SA	99,747	2,096,828
Enagas SA	86,237	1,864,622
Endesa SA	110,012	2,463,011
Ferrovial SA	168,131	4,672,118
Grifols SA	103,235	1,820,480
Iberdrola SA (b)	34,755	396,702
Iberdrola SA	2,017,447	23,130,163
Industria de Diseno Textil SA	377,786	11,458,020
Naturgy Energy Group SA	67,202	2,127,770
Red Electrica Corporacion SA	150,013	3,023,996
Repsol SA	502,402	6,384,326
Siemens Gamesa Renewable Energy SA (b)	82,507	1,785,275
Telefonica SA	1,824,697	8,505,951
TOTAL SPAIN		135,579,598
Sweden - 3.5%
Alfa Laval AB	108,889	3,678,401
ASSA ABLOY AB (B Shares)	347,175	9,506,385
Atlas Copco AB:
(A Shares)	233,285	13,807,223
(B Shares)	134,242	6,865,513
Boliden AB	94,726	3,835,697
Electrolux AB (B Shares)	78,117	1,625,396
Embracer Group AB (b)	193,632	1,942,774
Epiroc AB:
(A Shares)	228,209	4,869,782
(B Shares)	134,985	2,443,074
EQT AB	102,472	4,015,524
Ericsson (B Shares)	1,010,916	12,622,400
Essity AB (B Shares)	210,780	5,941,972
Evolution AB (c)	59,593	7,414,394
Fastighets AB Balder (b)	36,402	2,411,592
Getinge AB (B Shares)	79,240	3,097,933
H&M Hennes & Mauritz AB (B Shares)	252,913	5,035,715
Hexagon AB (B Shares)	682,389	9,204,111
Husqvarna AB (B Shares)	144,812	2,013,461
Industrivarden AB:
(A Shares)	46,382	1,466,225
(C Shares)	55,188	1,714,172
Investor AB:
(A Shares)	169,430	3,854,412
(B Shares)	634,630	13,779,044
Kinnevik AB (B Shares) (b)	83,843	2,505,952
L E Lundbergforetagen AB	26,310	1,344,351
Latour Investment AB (B Shares)	51,307	1,596,364
Lifco AB	80,721	1,892,120
Lundin Petroleum AB	69,313	2,818,814
Nibe Industrier AB (B Shares)	493,959	4,694,862
Sagax AB	55,763	1,627,733
Sandvik AB	390,900	10,294,172
Securitas AB (B Shares)	108,419	1,309,512
Sinch AB (b)(c)	180,815	1,858,947
Skandinaviska Enskilda Banken AB (A Shares)	563,847	7,288,766
Skanska AB (B Shares)	117,877	2,885,968
SKF AB (B Shares)	132,282	2,899,904
Svenska Cellulosa AB SCA (B Shares)	209,827	3,653,854
Svenska Handelsbanken AB (A Shares)	505,344	5,385,734
Swedbank AB (A Shares)	313,847	6,144,562
Swedish Match Co. AB	547,181	4,233,694
Tele2 AB (B Shares)	173,520	2,524,727
Telia Co. AB	921,166	3,630,682
Volvo AB:
(A Shares)	66,966	1,531,779
(B Shares)	497,418	11,224,946
TOTAL SWEDEN		202,492,643
Switzerland - 10.2%
ABB Ltd. (Reg.)	568,820	19,722,011
Adecco SA (Reg.)	53,643	2,555,190
Alcon, Inc. (Switzerland)	173,061	13,344,496
Bachem Holding AG (B Shares)	2,146	1,280,114
Baloise Holdings AG	16,055	2,812,460
Barry Callebaut AG	1,236	2,837,397
Clariant AG (Reg.)	74,645	1,582,108
Coca-Cola HBC AG	69,522	2,302,614
Compagnie Financiere Richemont SA Series A	180,786	26,274,326
Credit Suisse Group AG	917,881	8,724,843
Ems-Chemie Holding AG	2,430	2,457,901
Geberit AG (Reg.)	12,423	8,440,567
Givaudan SA	3,198	13,249,084
Holcim Ltd.	181,304	9,826,915
Julius Baer Group Ltd.	76,601	5,005,852
Kuehne & Nagel International AG	18,819	5,314,242
Lindt & Spruengli AG	37	4,263,734
Lindt & Spruengli AG (participation certificate)	368	4,270,773
Logitech International SA (Reg.)	59,944	5,037,070
Lonza Group AG	25,793	17,782,774
Nestle SA (Reg. S)	974,958	125,904,480
Novartis AG	758,831	65,934,485
Partners Group Holding AG	7,860	10,958,403
Roche Holding AG:
(Bearer)	11,087	4,565,588
(participation certificate)	243,322	94,165,464
Schindler Holding AG:
(participation certificate)	13,817	3,467,846
(Reg.)	7,230	1,813,812
SGS SA (Reg.)	2,077	5,922,715
Siemens Energy AG	138,264	3,109,953
Sika AG	49,105	17,180,575
Sonova Holding AG	18,960	6,754,311
Straumann Holding AG	3,584	5,938,993
Swatch Group AG (Bearer)	9,883	2,883,090
Swatch Group AG (Bearer) (Reg.)	18,911	1,061,570
Swiss Life Holding AG	10,920	7,028,224
Swiss Prime Site AG	26,298	2,600,254
Swiss Re Ltd.	104,451	11,380,760
Swisscom AG	8,972	5,128,174
Temenos Group AG	23,259	2,787,936
UBS Group AG	1,218,171	22,596,528
VAT Group AG (c)	9,347	3,811,778
Vifor Pharma AG	16,880	2,990,242
Zurich Insurance Group Ltd.	52,116	24,927,520
TOTAL SWITZERLAND		589,997,172
United Kingdom - 14.0%
3i Group PLC	337,049	6,277,137
Abrdn PLC	754,885	2,468,767
Admiral Group PLC	66,891	2,844,257
Anglo American PLC (United Kingdom)	447,554	19,730,645
Antofagasta PLC	136,537	2,483,793
Ashtead Group PLC	154,975	11,085,054
Associated British Foods PLC	123,318	3,255,094
AstraZeneca PLC (United Kingdom)	536,510	62,411,150
Auto Trader Group PLC (c)	332,099	3,009,362
Aveva Group PLC	41,690	1,654,336
Aviva PLC	1,354,949	7,999,623
BAE Systems PLC	1,113,843	8,716,667
Barclays PLC	5,862,913	15,729,142
Barratt Developments PLC	352,930	2,935,333
Berkeley Group Holdings PLC	38,899	2,219,966
BP PLC	6,968,581	36,124,593
British American Tobacco PLC (United Kingdom)	755,064	32,237,461
British Land Co. PLC	304,741	2,278,713
BT Group PLC	3,090,968	8,186,963
Bunzl PLC	116,870	4,377,601
Burberry Group PLC	140,215	3,557,110
Compass Group PLC	617,751	14,040,030
Croda International PLC	48,323	5,218,791
Diageo PLC	808,450	40,795,517
Evraz PLC	176,872	1,201,602
GlaxoSmithKline PLC	1,742,744	38,891,085
Halma PLC	131,520	4,457,698
Hargreaves Lansdown PLC	123,180	2,236,423
Hikma Pharmaceuticals PLC	60,085	1,687,978
HSBC Holdings PLC (United Kingdom)	7,074,682	50,352,952
Imperial Brands PLC	327,956	7,775,792
Informa PLC (b)	520,337	3,936,023
InterContinental Hotel Group PLC (b)	63,381	4,187,802
Intertek Group PLC	55,897	4,056,472
J Sainsbury PLC	605,423	2,379,040
JD Sports Fashion PLC	893,212	2,290,347
Johnson Matthey PLC	66,983	1,768,933
Kingfisher PLC	731,192	3,278,926
Land Securities Group PLC	243,952	2,620,153
Legal & General Group PLC	2,068,057	8,086,022
Lloyds Banking Group PLC	24,582,089	17,059,285
London Stock Exchange Group PLC	113,919	11,154,203
M&G PLC	899,981	2,633,992
Melrose Industries PLC	1,513,816	3,083,670
Mondi PLC	168,210	4,208,478
National Grid PLC	1,275,256	18,660,736
NatWest Group PLC	1,995,177	6,557,714
Next PLC	46,036	4,690,413
NMC Health PLC (b)	55,366	1,107
Ocado Group PLC (b)	168,940	3,442,253
Pearson PLC	261,965	2,187,265
Persimmon PLC	110,487	3,599,612
Phoenix Group Holdings PLC	242,217	2,168,428
Prudential PLC (b)	905,856	15,268,870
Reckitt Benckiser Group PLC	247,357	20,041,402
RELX PLC (London Stock Exchange)	669,871	20,605,502
Rentokil Initial PLC	643,814	4,508,465
Rio Tinto PLC	388,966	27,416,422
Rolls-Royce Holdings PLC (b)	2,897,103	4,541,154
Sage Group PLC	364,887	3,565,668
Schroders PLC	43,059	1,974,291
Segro PLC	415,744	7,329,470
Severn Trent PLC	86,738	3,367,544
Shell PLC	2,695,845	69,252,841
Smith & Nephew PLC	304,493	5,178,506
Smiths Group PLC	137,215	2,892,162
Spirax-Sarco Engineering PLC	25,536	4,603,011
SSE PLC	361,295	7,773,640
St. James's Place PLC	186,999	3,860,116
Standard Chartered PLC (United Kingdom)	911,457	6,637,921
Taylor Wimpey PLC	1,262,310	2,589,703
Tesco PLC	2,677,754	10,755,664
Unilever PLC	898,821	46,093,239
United Utilities Group PLC	236,448	3,410,973
Vodafone Group PLC	9,576,783	16,815,557
Whitbread PLC (b)	69,817	2,872,802
TOTAL UNITED KINGDOM		809,646,432
United States of America - 0.1%
Coca-Cola European Partners PLC	71,030	4,059,365
Fiverr International Ltd. (a)(b)	10,115	862,911
TOTAL UNITED STATES OF AMERICA		4,922,276
TOTAL COMMON STOCKS (Cost $4,603,109,351)		5,719,822,033

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	20,028	1,733,347
Fuchs Petrolub AG	24,024	1,038,201
Henkel AG & Co. KGaA	60,327	4,934,052
Porsche Automobil Holding SE (Germany)	53,028	4,966,018
Sartorius AG (non-vtg.)	9,075	4,899,386
Volkswagen AG	64,197	13,370,446

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $26,270,709)		30,941,450

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e) (Cost $39,184,006)	39,180,088	39,184,006

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,668,564,066)	5,789,947,489
NET OTHER ASSETS (LIABILITIES) - 0.0% (f)	(1,134,788)
NET ASSETS - 100.0%	5,788,812,701

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	338	Mar 2022	37,776,570	(169,047)	(169,047)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,946,716 or 1.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $1,205,085 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	303,201,017	303,201,017	11,035	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	4,060,855	66,796,842	31,673,691	95,154	-	-	39,184,006	0.1%
Total	4,060,855	369,997,859	334,874,708	106,189	-	-	39,184,006

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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